SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors

The following table presents the various assumptions used to estimate the fair value of the Company's share-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2020	2019	2018

Risk-free interest rate	0.29% - 1.60%	0.70% - 2.90%	1.50% - 3.00%
Expected volatility	53% - 59%	43% - 55%	48% - 57%
Early exercise factor	110% - 200%	110% - 230%	150% - 200%
Forfeiture rate post vesting	0% - 34%	0% - 34%	0% - 34%
Dividend yield	0%	0%	0%